Shareholder Report, Line Graph (Details) 374417_Templeton Emerging Markets Debt ETF_Single Class_TSR Annual {Single Class} - USD ($)				12 Months Ended
	Feb. 28, 2026	Jan. 31, 2026	Jan. 20, 2026	Mar. 31, 2026
Templeton Emerging Markets Debt ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Templeton Emerging Markets Debt ETF (NAV)
Accumulated Value	$ 10,237	$ 10,080	$ 10,000	$ 9,854
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index
Accumulated Value	10,112	10,000	10,000	$ 9,801
JP Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				JP Morgan EMBI Global Diversified Index
Accumulated Value	$ 10,139	$ 10,000	$ 10,000	$ 9,807